Retirement Benefit Schemes - Summary of Sensitivity Analysis (Details) £ in Millions	Dec. 31, 2020 GBP (£)
Actuarial Assumption of Life Expectancy After Retirement | 1 Year Increase
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
1 year increase	£ 343
Actuarial Assumption of Life Expectancy After Retirement | 1 Year Decrease
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
1 year decrease	(339)
Rate of Inflation - Increase/(Decrease) of Scheme Liabilities | 1 Year Increase
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
1 year increase	209
Rate of Inflation - Increase/(Decrease) of Scheme Liabilities | 1 Year Decrease
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
1 year decrease	(196)
Discount Rate - (Decrease)/Increase of Scheme Liabilities | 1 Year Increase
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
1 year increase	(388)
Discount Rate - (Decrease)/Increase of Scheme Liabilities | 1 Year Decrease
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
1 year decrease	£ 411